UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.05